Employee Benefit Plans - Schedule of contributions by the company to the multiemployer plan (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Multiemployer Plans [Line Items]
Employer Identification number (EIN)	526112463
Pension Plan Number	001
Contributions under collective bargaining agreement		$ 0.0	$ 0.0	$ 0.3
Sheet Metal Workers' National Pension Fund
Multiemployer Plans [Line Items]
Contributions under collective bargaining agreement		$ 0.0	$ 0.0	$ 0.3